OTHER ASSETS, NET (Schedule of Future Amortization) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Estimated amortization expenses:
2019	$ (19)
2020
2021	33
2022 and thereafter	127
Total future amortization expense	$ 141	$ 140